INCOME TAXES (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (83,816)	$ (33,913)	$ (54,950)
Statutory tax rate	23.00%	23.00%	24.00%
Theoretical income tax expense	$ (19,278)	$ (7,800)	$ (13,188)
Change in valuation allowance	(1,821)	(1,925)	2,122
Non-deductible option expenses	20,882	12,609	8,528
Non-deductible expenses	728	824	1,263
Tax adjustment in respect of different tax rate of foreign subsidiary	2,894	(1,627)	(1,679)
Rate Change Impact	(90)	(174)	3,099
Intra-entity intellectual property transfer	196
Foreign Tax	102	1,182	881
Other	(1,015)	118	297
Income tax expenses	$ 2,598	$ 3,207	$ 1,323